Sage Ranch (Narrative) (Details)			1 Months Ended				12 Months Ended
	Aug. 10, 2020	Oct. 06, 2018 CAD ($) Share	Apr. 25, 2025 CAD ($)	Apr. 25, 2025 USD ($)	Jun. 22, 2023 CAD ($)	Sep. 27, 2011 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Amounts payable, related party							$ 1,896,541		$ 190,300	$ 190,300
Tehachapi Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense
Sale agreement [Member] | Captiva [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of undivided interest		50.00%
Number of common shares received | Share		10,687,500
Fair value of shares received		$ 1,068,750
Cash received		112,500
Total consideration		$ 1,181,250
Option and joint venture agreement [Member] | Captiva [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of undivided interest	50.00%
Net profits interest	50.00%
Joint venture settlement obligation [Member] | Captiva [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts payable, related party					$ 5,591,588
Monthly installments payable					$ 116,491
Option agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount paid for water rights				$ 1,250,000			$ 125,000
Late payment fee if purchase not made in 120 days			$ 62,500
Late payment fee if purchase not made for each additional 90 days thereafter until the expiry date			$ 62,500